Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 14 — RELATED PARTY TRANSACTIONS:

a.      In March 2017, the Company issued a convertible loan to investors (see note 8). The Company’s CEO participated in the convertible loan in an amount of $26 and received identical terms and conditions as other investors of the convertible loan.

On May 17, 2022, the Company finalized its IPO offering (see Note 2) and the convertible loan was converted.

b.      On December 15, 2022, the Company issued 59,200 Restricted Stock Units (“RSUs”) to Directors, officers, consultants, and employees. The CEO received an amount of 12,500, the CFO received an amount of 2,500 and the Directors 10,000 (*).

(*)    Adjusted to reflect April 2023 reverse stock split, see note 3(f).

NOTE 20 — RELATED PARTY TRANSACTIONS:

a)      On February 20, 2015, the Company made a loan to the CEO, in the principal amount of $106, which loan was evidenced by a secured, non-negotiable promissory note. In April 2022, the Company entered into a Securities Purchase and Loan Repayment Agreement with the CEO, pursuant to which the CEO sold to the Company 27,699 shares for a purchase price equal to $4.55 per share for an aggregate purchase consideration of $126. In lieu of paying the CEO the Purchase Consideration for the shares in cash, the Purchase Consideration was used to repay in full the outstanding loan amount and accrued interest owed to the Company by the CEO, and the promissory Note was terminated. Additionally, due to the fact that the Company repurchased the CEO’s shares for a price per share which exceeded the underlying common stock fair value by $0.55, the Company has also recognized compensation costs attributable to the CEO’s past services to the Company. The Company has recognized the repurchased shares as treasury shares at the cost that represents the then-current market value of the repurchased shares.

b)      As part of the Shareholder Agreement (the “SHA”), commencing on February 15, 2015, the company was paying one of its shareholders a monthly management fee of $5. The Company and the shareholder agreed to amend the agreement with the shareholder to replace the monthly payment with a success-based fees, effective on January 1, 2020. The amendment offers success-based fee of up to $150 on funding of up to $4,000. During January 2022, the Company paid the shareholder an amount of $100 related to the amendment, and by June 2022 the Company paid the shareholder an additional amount of $50. In aggregate, including the $100 paid in January, the shareholder received an amount of $150 pursuant to the amendment to the shareholder’s agreement. The Company recorded the payments partially as an incremental expense related to the IPO and partially as operating expenses. As of December 31, 2022, the agreement has terminated.

c)      In March 2017, the Company issued a convertible loan to investors (see note 11). The Company’s CEO participated in the convertible loan in an amount of $26 and received identical terms and conditions as other investors of the convertible loan.

On May 17, 2022, the Company finalized its IPO offering (see Note 2) and the convertible loan was converted.

d)      In December 15, 2022, the Company issued 592,000 Restricted Stock Units (“RSUs”) to Directors, officers, consultants and employees. The CEO received an amount of 125,000, the CFO received an amount of 25,000 and the Directors 100,000.